Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory
Inventory

(4) Inventory

Inventories are stated at lower of cost or market. Cost is determined using the first-in, first-out method. Inventory consisted of the following:

	June 30, 2014	December 31, 2013
Raw material and supplies	$2,896,445	$2,640,842
Work in process	254,016	339,581
Finished goods	14,457,288	15,753,871

	$17,607,749	$18,734,294

The Company's reserve for inventory obsolescence at June 30, 2014 and December 31, 2013 were $141,000 and $124,000, respectively.

(5) Inventory

Inventories are stated at lower of cost or market. Cost is determined using the first-in, first-out method. Inventory consisted of the following:

	December 31, 2013	December 31, 2012
Raw material and supplies	$2,640,842	$—
Work in process	339,581	—
Finished goods	15,753,871	—

	$18,734,294	$—

Our reserve for inventory obsolesence at December 31, 2013 and 2012 totaled at $124,000 and $0, respectively.